EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2018 and 2017 are as follows:

(in thousands of $)	2018	2017
Net income (loss)	25,663	(29,840)

(in thousands)	2018	2017
Weighted average number of shares outstanding - basic	144,032	114,134
Dilutive effect of share options	315	—
Weighted average number of shares outstanding - diluted	144,347	114,134

Our outstanding share options using the treasury stock method were dilutive in the six months ended June 30, 2018 with 315,239 shares and only insignificantly impacting our earnings per share in the period. In the six months ended June 30, 2017, our outstanding share options using the treasury stock method were antidilutive.

The conversion of the convertible bonds using the if-converted method was anti-dilutive as of June 30, 2018 and 2017. As of June 30, 2018 and 2017, 2,320,454 and 2,268,860 shares, respectively, were convertible under our $200 million Convertible Bond. As of June 30, 2018, we owned $28.4 million of our $200 million Convertible Bond, convertible into 329,505 shares as of June 30, 2018.